SCHEDULE OF DETERMINATION OF FAIR VALUE (Details) - GNQ INSILICO INC [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Expected dividend yield
Expected volatility	85.00%	75.00%	82.10%
Expected term	3 years	9 years 7 months 2 days	7 years 9 months 10 days
Risk-free interest rate	2.70%	3.22%	3.10%